Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party rent expense	$ 41,000	$ 45,000	$ 81,000	$ 79,000	$ 137,000	$ 113,000
Reversal of dividend accreted						93,000
Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Reversal of dividend accreted						93,000
Series D Preferred and Series G Preferred [Member]
Related Party Transaction [Line Items]
Accrued dividend paid					$ 0	$ 0